Subsequent Events (Condensed Consolidating Statement Of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Statement of Income
Net sales	$ 380.9	$ 385.2	$ 401.0	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	18.0				17.7					75.2	63.3	58.1
Operating profit	29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79.0	99.0	94.9
Other income (expense)	0.7				0					0.7	1.9	(0.7)
Interest expense (income)	6.9				6.9					27.2	27.1	36.3
Income taxes	7.2				5.2					14.9	29.1	13.8
Income from continuing operations	15.8	(14.0)	22.7	19.9	9.2	5.2	15.8	16.3	7.4	37.6	44.7	21.7
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0.3				0.1					0.7	0.4	2.6
Net income attributable to Koppers	15.6	(14.2)	22.4	19.8	8.9	5.1	15.6	16.1	7.3	36.9	44.1	18.8
Parent [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Koppers Inc. [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	0				0					0	0	0
Consolidating Adjustments [Member]
Condensed Consolidating Statement of Income
Net sales	0				0					0	0	0
Cost of sales including depreciation and amortization	0				0					0	0	0
Selling, general and administrative	0				0					0	0	0
Operating profit	0				0					0	0	0
Other income (expense)	0				0					0	0	0
Interest expense (income)	0				0					0	0	0
Income taxes	0				0					0	0	0
Income from continuing operations	0				0					0	0	0
Discontinued operations	0				0					0	0	0
Noncontrolling interests	0				0					0	0	0
Net income attributable to Koppers	$ 0				$ 0					$ 0	$ 0	$ 0